Analysis of changes in financing during the year - Subordinated liabilities and MRELs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of changes in financing during the year
Shares repurchased		£ (540)	£ (359)
Subordinated liabilities
Analysis of changes in financing during the year
At 1 January	£ 6,136	5,714	6,260
Issued	828	1,386	611
Redeemed	(1,000)	(999)	(1,250)
Interest paid	(267)	(459)	(439)
Net cash flows from financing activities	(439)	(72)	(1,078)
Effects of foreign exchange	16	(54)	(166)
Changes in fair value	127	76	230
loss on redemption of own debt			(3)
Interest payable	279	465	464
Other	4	7	7
At 31 December	6,123	6,136	5,714
MREL instruments
Analysis of changes in financing during the year
At 1 January	23,998	21,660	22,265
Issued	4,864	5,051	3,973
Redeemed	(3,177)	(2,854)	(4,236)
Interest paid	(1,035)	(885)	(844)
Net cash flows from financing activities	652	1,312	(1,107)
Effects of foreign exchange	(666)	(49)	(987)
Changes in fair value	390	124	601
Interest payable	1,061	942	888
Other	6	9
At 31 December	£ 25,441	£ 23,998	£ 21,660